Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

Stock option activity for the nine months ended September 30, 2024 is presented below (in thousands, except per share and contractual life amounts):

			Weighted-average
		Weighted-average	remaining
	Number of	exercise price per	contractual	Aggregate
	options	share	life (in years)	intrinsic value
Outstanding at December 31, 2023	2,774	$19.62	7.9	$26,941
Granted	1,388	22.65
Exercised	(150)	11.89
Forfeited/expired	(561)	22.30
Outstanding at September 30, 2024	3,451	$20.34	7.9	$1,929
Exercisable at September 30, 2024	1,381	$21.11	6.3	$1,245
Vested and expected to vest at September 30, 2024	3,451	$20.34	7.9	$1,929

Stock option activity for the year ended December 31, 2023 is presented below (in thousands, except per share and contractual life amounts):

		Weighted-average	Weighted-average	Aggregate
	Number of	exercise price	remaining contractual	intrinsic
	options	per share	life (in years)	value
Outstanding at December 31, 2022	2,188	$20.69	8.1	$4,273
Granted	1,187	16.23
Exercised	(161)	11.77
Forfeited/expired	(440)	18.65
Outstanding at December 31, 2023	2,774	$19.62	7.9	$26,941
Exercisable at December 31, 2023	1,117	$22.81	6.4	$9,176
Vested and expected to vest at December 31, 2023	2,774	$19.62	7.9	$26,941

Summary of Restricted Stock Units Activity

Restricted stock unit (“RSU”) activity for the nine months ended September 30, 2024 is presented below (in thousands, except per share amounts):

		Weighted-average
		grant date fair
	Number of shares	value per share
Unvested at December 31, 2023	1,328	$17.87
Granted	531	21.22
Vested	(403)	19.03
Forfeited	(261)	19.61
Unvested at September 30, 2024	1,195	$18.59

		Weighted-average
	Number	grant date fair
	of shares	value per share
Unvested as of December 31, 2022	1,188	$21.18
Granted	868	15.90
Vested	(453)	23.00
Forfeited	(275)	17.50
Unvested as of December 31, 2023	1,328	$17.87
Expected to convert at December 31, 2023	1,328	$17.87

Summary of Share-Based Compensation Expense

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
		(As Restated)		(As Restated)
Cost of product revenue	$276	$225	$883	$624
Cost of service and other revenue	283	259	866	867
Research and development	530	449	1,598	1,233
Selling, general and administrative	3,568	3,411	11,803	9,773
Total stock-based compensation expense	$4,657	$4,344	$15,150	$12,497

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Year Ended December 31,
	2023	2022	2021
	(As Restated)	(As Restated)
Cost of product revenue	$839	$596	$471
Cost of service and other revenue	1,124	819	403
Research and development	1,713	1,629	1,807
Selling, general and administrative	13,147	12,339	13,294
Total stock-based compensation	$16,823	$15,383	$15,975